Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000141505
Shareholder Report [Line Items]
Fund Name	Asia Opportunities Fund
Class Name	Investor Class
Trading Symbol	TRAOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asia Opportunities Fund - Investor Class	$129	1.15%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Asian ex-Japan equities rallied over the 12-month period, despite an April sell-off triggered by U.S. proposals for steep tariff hikes. Better-than-expected progress in trade negotiations, an artificial intelligence (AI) boom, and U.S. interest rate cuts lifted investor sentiment, outweighing country-specific political and economic concerns.

  Stock selection and an overweight position in the communication services sector boosted the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. China-based internet company Tencent was a major relative contributor as investors responded positively to its strong earnings and active adoption of AI. Stock choices in information technology (IT) also added value. Shares of South Korean memory chip makers Samsung Electronics and SK hynix surged on AI-driven optimism, expectations of rising memory chip prices, and the companies’ robust results.

  Financials detracted from relative returns due to stock selection. Shares of Indonesia-based Bank Central Asia and Bank Rakyat Indonesia Persero fell amid domestic policy uncertainty. Stock selection in consumer discretionary also hurt. Indian online travel agency MakeMyTrip’s disappointing results weighed on its shares.

  The fund seeks long-term capital growth and aims to invest in what we believe are high-quality, durable growth companies. IT was our largest absolute sector allocation at period-end, gaining prominence within the portfolio over the year as we invested in several companies, including AI-related businesses whose valuations we felt were reasonable.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Asia Opportunities Fund (Investor Class)	23.83%	4.17%	8.57%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	28.36	6.79	8.14

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 81,066,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 184,000
InvestmentCompanyPortfolioTurnover	49.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$81,066 Number of Portfolio Holdings60
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	33.5%
Financials	22.8
Consumer Discretionary	16.6
Communication Services	10.9
Industrials & Business Services	4.2
Consumer Staples	3.8
Real Estate	2.6
Health Care	2.1
Energy	1.7
Other	1.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	15.5%
Tencent Holdings	8.2
Samsung Electronics	6.4
Alibaba Group Holding	5.0
AIA Group	3.2
SK hynix	3.0
HDFC Bank	2.4
DBS Group Holdings	2.2
Hongfa Technology	2.1
ICICI Bank	2.0

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Asia Opportunities Fund. Effective April 17, 2026, the fund will be reorganized on a tax-free basis with and into the T. Rowe Price New Asia Fund. The fund’s January 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000141506
Shareholder Report [Line Items]
Fund Name	Asia Opportunities Fund
Class Name	Advisor Class
Trading Symbol	PAAOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asia Opportunities Fund - Advisor Class	$140	1.25%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Asian ex-Japan equities rallied over the 12-month period, despite an April sell-off triggered by U.S. proposals for steep tariff hikes. Better-than-expected progress in trade negotiations, an artificial intelligence (AI) boom, and U.S. interest rate cuts lifted investor sentiment, outweighing country-specific political and economic concerns.

  Stock selection and an overweight position in the communication services sector boosted the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. China-based internet company Tencent was a major relative contributor as investors responded positively to its strong earnings and active adoption of AI. Stock choices in information technology (IT) also added value. Shares of South Korean memory chip makers Samsung Electronics and SK hynix surged on AI-driven optimism, expectations of rising memory chip prices, and the companies’ robust results.

  Financials detracted from relative returns due to stock selection. Shares of Indonesia-based Bank Central Asia and Bank Rakyat Indonesia Persero fell amid domestic policy uncertainty. Stock selection in consumer discretionary also hurt. Indian online travel agency MakeMyTrip’s disappointing results weighed on its shares.

  The fund seeks long-term capital growth and aims to invest in what we believe are high-quality, durable growth companies. IT was our largest absolute sector allocation at period-end, gaining prominence within the portfolio over the year as we invested in several companies, including AI-related businesses whose valuations we felt were reasonable.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Asia Opportunities Fund (Advisor Class)	23.77%	4.07%	8.45%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	28.36	6.79	8.14

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 81,066,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 184,000
InvestmentCompanyPortfolioTurnover	49.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$81,066 Number of Portfolio Holdings60
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	33.5%
Financials	22.8
Consumer Discretionary	16.6
Communication Services	10.9
Industrials & Business Services	4.2
Consumer Staples	3.8
Real Estate	2.6
Health Care	2.1
Energy	1.7
Other	1.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	15.5%
Tencent Holdings	8.2
Samsung Electronics	6.4
Alibaba Group Holding	5.0
AIA Group	3.2
SK hynix	3.0
HDFC Bank	2.4
DBS Group Holdings	2.2
Hongfa Technology	2.1
ICICI Bank	2.0

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Asia Opportunities Fund. Effective April 17, 2026, the fund will be reorganized on a tax-free basis with and into the T. Rowe Price New Asia Fund. The fund’s January 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000184323
Shareholder Report [Line Items]
Fund Name	Asia Opportunities Fund
Class Name	I Class
Trading Symbol	TRASX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asia Opportunities Fund - I Class	$94	0.84%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Asian ex-Japan equities rallied over the 12-month period, despite an April sell-off triggered by U.S. proposals for steep tariff hikes. Better-than-expected progress in trade negotiations, an artificial intelligence (AI) boom, and U.S. interest rate cuts lifted investor sentiment, outweighing country-specific political and economic concerns.

  Stock selection and an overweight position in the communication services sector boosted the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. China-based internet company Tencent was a major relative contributor as investors responded positively to its strong earnings and active adoption of AI. Stock choices in information technology (IT) also added value. Shares of South Korean memory chip makers Samsung Electronics and SK hynix surged on AI-driven optimism, expectations of rising memory chip prices, and the companies’ robust results.

  Financials detracted from relative returns due to stock selection. Shares of Indonesia-based Bank Central Asia and Bank Rakyat Indonesia Persero fell amid domestic policy uncertainty. Stock selection in consumer discretionary also hurt. Indian online travel agency MakeMyTrip’s disappointing results weighed on its shares.

  The fund seeks long-term capital growth and aims to invest in what we believe are high-quality, durable growth companies. IT was our largest absolute sector allocation at period-end, gaining prominence within the portfolio over the year as we invested in several companies, including AI-related businesses whose valuations we felt were reasonable.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Asia Opportunities Fund (I Class)	24.27%	4.50%	8.70%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	28.36	6.79	8.19

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 81,066,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 184,000
InvestmentCompanyPortfolioTurnover	49.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$81,066 Number of Portfolio Holdings60
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	33.5%
Financials	22.8
Consumer Discretionary	16.6
Communication Services	10.9
Industrials & Business Services	4.2
Consumer Staples	3.8
Real Estate	2.6
Health Care	2.1
Energy	1.7
Other	1.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	15.5%
Tencent Holdings	8.2
Samsung Electronics	6.4
Alibaba Group Holding	5.0
AIA Group	3.2
SK hynix	3.0
HDFC Bank	2.4
DBS Group Holdings	2.2
Hongfa Technology	2.1
ICICI Bank	2.0

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Asia Opportunities Fund. Effective April 17, 2026, the fund will be reorganized on a tax-free basis with and into the T. Rowe Price New Asia Fund. The fund’s January 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless